Reconciliation of Differences Between Basic and Diluted Income Attributable to Nidec Corporation Per Share (Detail) Share data in Thousands, except Per Share data	3 Months Ended								12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 JPY (¥)	Sep. 30, 2010 USD ($)	Sep. 30, 2010 JPY (¥)	Jun. 30, 2010 USD ($)	Jun. 30, 2010 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Yen Denominated zero coupon convertible bonds due 2015 JPY (¥)	Mar. 31, 2009 Yen Denominated zero coupon convertible bonds due 2015 JPY (¥)	Mar. 31, 2011 Continuing operations JPY (¥)	Mar. 31, 2010 Continuing operations JPY (¥)	Mar. 31, 2009 Continuing operations JPY (¥)	Mar. 31, 2011 Discontinued operations JPY (¥)	Mar. 31, 2010 Discontinued operations JPY (¥)	Mar. 31, 2009 Discontinued operations JPY (¥)
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation									$ 656,212,000	¥ 54,564,000,000	¥ 52,990,000,000	¥ 30,891,000,000
Loss on discontinued operations attributable to Nidec Corporation									(26,831,000)	(2,231,000,000)	(1,029,000,000)	(2,538,000,000)
Net income attributable to Nidec Corporation	142,634,000	11,860,000,000	161,864,000	13,459,000,000	159,122,000	13,231,000,000	165,761,000	13,783,000,000	629,381,000	52,333,000,000	51,961,000,000	28,353,000,000
Effect of dilutive securities
Zero coupon convertible bonds													(29,000,000)	(47,000,000)
Diluted net income attributable to Nidec Corporation per share
Diluted net income attributable to Nidec Corporation per share										¥ 52,304,000,000	¥ 51,961,000,000	¥ 28,306,000,000			¥ 54,535,000,000	¥ 52,990,000,000	¥ 30,844,000,000	¥ (2,231,000,000)	¥ (1,029,000,000)	¥ (2,538,000,000)
Basic net income attributable to Nidec Corporation per share
Basic net income attributable to Nidec Corporation per share									139,216	139,216	139,291	143,616			139,216	139,291	143,616	139,216	139,291	143,616
Effect of dilutive securities
Zero coupon convertible bonds									4,950	4,950		2,200
Diluted net income attributable to Nidec Corporation per share
Diluted net income attributable to Nidec Corporation per share									144,166	144,166	139,291	145,816			144,166	139,291	145,816	144,166	139,291	145,816
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation									$ 4.71	¥ 391.94	¥ 380.43	¥ 215.10
Loss on discontinued operations attributable to Nidec Corporation									$ (0.19)	¥ (16.03)	¥ (7.39)	¥ (17.68)
Net income attributable to Nidec Corporation	$ 1.03	¥ 85.42	$ 1.16	¥ 96.52	$ 1.14	¥ 95.00	$ 1.19	¥ 98.95	$ 4.52	¥ 375.91	¥ 373.04	¥ 197.42
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation									$ 4.55	¥ 378.27	¥ 380.43	¥ 211.53
Loss on discontinued operations attributable to Nidec Corporation									$ (0.19)	¥ (15.47)	¥ (7.39)	¥ (17.41)
Net income attributable to Nidec Corporation	$ 0.96	¥ 79.91	$ 1.09	¥ 90.32	$ 1.13	¥ 94.29	$ 1.19	¥ 98.95	$ 4.36	¥ 362.80	¥ 373.04	¥ 194.12